Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Items	Useful lives
Office equipment	3 ~ 5 years
Machinery and equipment	5~10 years
Electronic equipment	3 years
Motor Vehicle	4 years
Leasehold improvement	1 ~ 3 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
As of
	October 31, 2025	October 31, 2024	October 31, 2023
Year-end spot rate	US$1=RMB 7.0880	US$1=RMB 7.1250	US$1=RMB 7.1779
Average rate	US$1=RMB 7.1623	US$1=RMB 7.1126	US$1=RMB 7.0368